UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Maxim Series Fund, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

MAXIM SERIES FUND, INC.

Maxim Short Duration Bond Portfolio

Semi-Annual Report

June 30, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”). Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
Financial Reports for the Six Months Ended June 30, 2010
Maxim Short Duration Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$48,739,773
Cash	8,935
Interest receivable	360,968
Subscriptions receivable	126,929
Receivable for investments sold	114,507

Total assets	49,351,112

LIABILITIES:
Due to investment adviser	26,534
Redemptions payable	377,911
Payable for investments purchased	734,245

Total liabilities	1,138,690

NET ASSETS	$48,212,422

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$466,311
Additional paid-in capital	46,051,265
Net unrealized appreciation on investments	1,091,085
Undistributed net investment income	56,829
Accumulated net realized gain on investments	546,932

NET ASSETS	$48,212,422

NET ASSET VALUE PER OUTSTANDING SHARE	$10.34
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	4,663,112

(1) Cost of investments in securities	$47,648,688

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

INVESTMENT INCOME:
Interest	$1,174,233

EXPENSES:
Management fees	142,722

NET INVESTMENT INCOME	1,031,511

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	304,797
Change in net unrealized appreciation on investments	1,003,976

Net realized and unrealized gain on investments	1,308,773

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,340,284

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND YEAR ENDED DECEMBER 31, 2009

	2010	2009
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,031,511	$1,957,738
Net realized gain on investments	304,797	294,217
Change in net unrealized appreciation on investments	1,003,976	1,837,824

Net increase in net assets resulting from operations	2,340,284	4,089,779

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(974,682)	(1,885,347)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	26,513,252	31,541,576
Reinvestment of distributions	974,682	1,885,347
Redemptions of shares	(29,815,271)	(22,015,527)

Net increase (decrease) in net assets resulting from share transactions	(2,327,337)	11,411,396

Total increase (decrease) in net assets	(961,735)	13,615,828

NET ASSETS:
Beginning of period	49,174,157	35,558,329

End of period (1)	$48,212,422	$49,174,157

OTHER INFORMATION:

SHARES:
Sold	2,582,055	3,196,581
Issued in reinvestment of distributions	95,215	191,045
Redeemed	(2,909,575)	(2,226,733)

Net increase (decrease)	(232,305)	1,160,893

(1) Including undistributed net investment income	$56,829

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$10.04		$9.52	$9.91	$9.89	$9.74	$10.28

Income from Investment Operations

Net investment income	0.22		0.42	0.42	0.44	0.40	0.80
Net realized and unrealized gain (loss)	0.29		0.52	(0.39)	0.02	0.15	(0.54)

Total Income From Investment Operations	0.51		0.94	0.03	0.46	0.55	0.26

Less Distributions

From net investment income	(0.21)		(0.42)	(0.42)	(0.44)	(0.40)	(0.80)

Total Distributions	(0.21)		(0.42)	(0.42)	(0.44)	(0.40)	(0.80)

Net Asset Value, End of Period	$10.34		$10.04	$9.52	$9.91	$9.89	$9.74

Total Return ±	5.09%	^	10.02%	0.33%	4.74%	5.78%	2.62%

Net Assets, End of Period ($000)	$48,212		$49,174	$35,558	$35,598	$31,809	$29,168

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to
Average Net Assets	4.34%	*	4.55%	4.13%	4.62%	4.23%	3.04%

Portfolio Turnover Rate	34.16%	^	56.49%	49.38%	37.95%	77.87%	54.93%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of fifty-four portfolios.  Interests in the Maxim Short Duration Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek maximum total return that is consistent with preservation of capital and liquidity.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.  The prices of the majority of Level 3 securities were obtained from single broker quotes.

As of June 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Bonds
Commercial mortgage-backed		-		8,970,538		-		8,970,538
Corporate		-		19,528,226		-		19,528,226
Residential mortgage-backed		-		10,783,023		-		10,783,023
Other debt		-		8,207,986		-		8,207,986
Short-term Investments		-		1,250,000		-		1,250,000
Total		$-		$48,739,773		$-		$48,739,773

The following is a reconciliation of change in Level 3 assets during the six months ended June 30, 2010:

Description	Bonds
Beginning Balance, January 1, 2010	$299,283
Total realized gain (or losses) ^	-
Total unrealized gain (or losses) relating to instruments not held at reporting date§	-
Total unrealized gain (or losses) relating to instruments still held at reporting date§	-
Purchases, sales and corporate actions	-
Transfers into (out of) Level 3	(299,283)
Ending Balance, June 30, 2010	$-

^Included in Net realized gain on investments on the Statement of Operations.
§Included in Change in net unrealized appreciation on investments on the Statement of Operations.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2010 were $6,504,758, $6,494,662 and 13.47%, respectively.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2010 were $1,297,109, $686,099 and 1.42%, respectively.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2006 through December 31, 2009.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06).  ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers.  In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity.  ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010.  The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011.  The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.         INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $130,500 for the six months ended June 30, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $13,141,568 and $10,259,794, respectively.  For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $2,808,400 and $7,216,121, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2010, the U.S. Federal income tax cost basis was $47,533,516.  The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,331,711 and gross depreciation of securities in which there was an excess of tax cost over value of $1,125,454 resulting in net appreciation of $1,206,257.

5.         DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

6.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

SUMMARY OF INVESTMENTS BY MOODY'S RATING
JUNE 30, 2010

% of Portfolio
Moody's Rating	Investments
AAA	50.74%
AA	7.41%
A	12.63%
BAA	19.84%
BA	3.07%
B	1.22%
Withdrawn Rating	0.10%
Not Rated	2.43%
Short Term Investments (inc Sec Lend Collat)	2.56%
100.00%

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 1.14%
250,000	Boeing Co	278,118
	5.00% March 15, 2014
250,000	ITT Corp	272,422
	4.90% May 1, 2014
		$550,540

Agency - Pass Through --- 14.26%
83,608	Fannie Mae *	87,197
	2.58% March 1, 2034
170,130	Fannie Mae	197,043
	8.00% October 1, 2030
354,116	Fannie Mae	376,595
	5.00% September 1, 2033
958,954	Fannie Mae	1,013,598
	4.50% May 1, 2024
576,759	Fannie Mae	628,793
	6.00% October 1, 2035
789,824	Freddie Mac	859,230
	6.00% August 1, 2037
436,508	Freddie Mac *	464,478
	5.99% October 1, 2036
903,460	Freddie Mac	955,223
	4.50% May 1, 2024
571,475	Freddie Mac	617,741
	5.50% July 1, 2023
332,083	Freddie Mac	365,053
	6.50% July 1, 2036
382,262	Freddie Mac *	396,616
	4.31% July 1, 2035
862,538	Freddie Mac	913,653
	5.00% April 1, 2039
		$6,875,220

Agency Asset Backed --- 0.96%
53,824	Fannie Mae *	50,395
	Series 2004-T9 Class A1
	0.49% April 25, 2035
387,526	Fannie Mae	411,901
	Series 2003-T4 Class 2A6
	4.76% July 26, 2033
		$462,296

Agency Mortgage Backed --- 7.78%
397,640	Fannie Mae *	397,178
	Series 2004-90 Class F
	0.60% November 25, 2034
173,337	Freddie Mac *	172,957
	Series 3032 Class FP
	0.65% August 15, 2035
356,405	Freddie Mac	361,976
	Series R007 Class AC
	5.88% May 15, 2016
783,036	Freddie Mac *	775,125
	Series 2637 Class FA
	0.75% June 15, 2018
390,688	Freddie Mac	399,815
	Series R001 Class AE
	4.38% April 15, 2015
1,470,003	US Department of Veterans Affairs	1,642,728
	Series 1996-3 Class 1Z
	6.75% September 15, 2026
		$3,749,779

Banks --- 1.06%
250,000	US Bancorp	254,023
	2.13% February 15, 2013
250,000	Wells Fargo & Co	255,443
	3.63% April 15, 2015
		$509,466

Biotechnology --- 0.52%
250,000	Genzyme Corp †	252,876
	3.63% June 15, 2015
		$252,876

Broadcast/Media --- 1.75%
250,000	Comcast Corp	282,571
	5.85% November 15, 2015
250,000	News America Holdings Inc	294,375
	9.25% February 1, 2013
250,000	Viacom Inc	265,717
	4.38% September 15, 2014
		$842,663

Chemicals --- 1.17%
250,000	Chevron Phillips Chemical Co LLC †	286,993
	7.00% June 15, 2014
250,000	Potash Corp of Saskatchewan Inc	275,760
	5.25% May 15, 2014
		$562,753

Commercial Mortgage Backed --- 18.61%
805,000	Bear Stearns Commercial Mortgage Securities Inc	816,688
	Series 2004-PWR5 Class A3
	4.57% July 11, 2042
765,000	Bear Stearns Commercial Mortgage Securities Inc	805,772
	Series 2003-T10 Class A2
	4.74% March 13, 2040
50,000	Bear Stearns Commercial Mortgage Securities Inc *	52,666
	Series 2005-T20 Class AAB
	5.28% October 12, 2042
7,840	Bear Stearns Commercial Mortgage Securities Inc	7,857
	Series 1998-C1 Class A2
	6.44% June 16, 2030
100,000	Bear Stearns Commercial Mortgage Securities Inc *	106,960
	Series 2004-PWR4 Class A3
	5.47% June 11, 2041
225,000	Bear Stearns Commercial Mortgage Securities Inc	235,045
	Series 2002-PBW1 Class A2
	4.72% November 11, 2035
189,775	GMAC Commercial Mortgage Securities Inc	192,540
	Series 2003-C3 Class A3
	4.65% April 10, 2040
500,000	Greenwich Capital Commercial Funding Corp	533,071
	Series 2003-C Class A4
	4.92% January 5, 2036
244,000	JP Morgan Chase Commercial Mortgage Securities Corp	248,460
	Series 2004-CBX Class A4
	4.53% January 12, 2037
300,000	JP Morgan Chase Commercial Mortgage Securities Corp	309,102
	Series 2004-CBX Class A5
	4.65% January 12, 2037
250,000	JP Morgan Chase Commercial Mortgage Securities Corp	260,288
	Series 2005-LDP2 Class A4
	4.74% July 15, 2042
250,000	JP Morgan Chase Commercial Mortgage Securities Corp	254,586
	Series 2004-CB8 Class A3
	4.01% January 12, 2039
317,815	JP Morgan Chase Commercial Mortgage Securities Corp †	320,080
	Series 2004-CB8 Class A1A
	4.16% January 12, 2039
500,000	JP Morgan Chase Commercial Mortgage Securities Corp *	530,597
	Series 2004-C2 Class A3
	5.41% May 15, 2041
112,444	Morgan Stanley Capital I	114,819
	Series 2006-T23 Class A1
	5.68% April 12, 2011
500,000	Morgan Stanley Capital I *	523,251
	Series 2006-T21 Class A4
	5.16% October 12, 2052
325,000	Morgan Stanley Dean Witter Capital I	346,772
	Series 2003-T11 Class A4
	5.15% June 13, 2041
250,000	Morgan Stanley Dean Witter Capital I Inc	262,439
	Series 2003-TOP9 Class A2
	4.74% November 13, 2036
500,000	Morgan Stanley Dean Witter Capital I Inc	528,965
	Series 2003-HQ2 Class A2
	4.92% March 12, 2035
484,780	Morgan Stanley Dean Witter Capital I Inc	500,754
	Series 2001-TOP3 Class A4
	6.39% July 15, 2033
1,824,286	Salomon Brothers Mortgage Securities VII	1,867,934
	Series 2001-C1 Class A3
	6.43% December 18, 2035
150,000	Wachovia Bank Commercial Mortgage Trust *	151,892
	Series 2003-C6 Class A3
	4.96% August 15, 2035
		$8,970,538

Computer Hardware & Systems --- 0.60%
250,000	Hewlett-Packard Co	287,201
	6.13% March 1, 2014
		$287,201

Cosmetics & Personal Care --- 0.58%
250,000	Avon Products Inc	279,430
	5.63% March 1, 2014
		$279,430

Electric Companies --- 1.15%
250,000	PECO Energy Co	275,547
	5.00% October 1, 2014
250,000	Westar Energy Inc	280,526
	6.00% July 1, 2014
		$556,073

Financial Services --- 3.79%
250,000	Bank of America Corp	252,680
	4.50% April 1, 2015
250,000	Citigroup Inc	265,538
	6.38% August 12, 2014
250,000	Citigroup Inc	254,966
	5.13% May 5, 2014
250,000	CME Group Inc	278,072
	5.75% February 15, 2014
250,000	International Lease Finance Corp	248,750
	4.88% September 1, 2010
250,000	JPMorgan Chase Bank NA	273,494
	5.88% June 13, 2016
250,000	NASDAQ OMX Group Inc	254,192
	4.00% January 15, 2015
		$1,827,692

Food & Beverages --- 2.95%
250,000	Anheuser-Busch InBev Worldwide Inc †	255,883
	3.63% April 15, 2015
250,000	Anheuser-Busch InBev Worldwide Inc †	287,459
	7.20% January 15, 2014
250,000	Bottling Group LLC	295,047
	6.95% March 15, 2014
250,000	Coca-Cola Enterprises Inc	297,991
	7.38% March 3, 2014
250,000	Kraft Foods Inc	287,413
	6.75% February 19, 2014
		$1,423,793

Foreign Banks --- 3.16%
250,000	Bank of Nova Scotia	258,138
	3.40% January 22, 2015
250,000	Bank of Nova Scotia	253,484
	2.25% January 22, 2013
250,000	Barclays Bank PLC	263,838
	5.20% July 10, 2014
500,000	Canadian Imperial Bank of Commerce †	502,114
	2.60% July 2, 2015
250,000	Credit Agricole SA †	244,664
	3.50% April 13, 2015
		$1,522,238

Health Care Related --- 1.13%
250,000	Express Scripts Inc	267,082
	5.25% June 15, 2012
250,000	Roche Holdings Inc †	277,320
	5.00% March 1, 2014
		$544,402

Insurance Related --- 1.63%
250,000	Berkshire Hathaway Inc	257,453
	3.20% February 11, 2015
250,000	Principal Life Income Funding Trust	269,275
	5.30% December 14, 2012
250,000	Prudential Financial Inc	258,107
	4.75% September 17, 2015
		$784,835

Investment Bank/Brokerage Firm --- 3.31%
250,000	Charles Schwab Corp	271,058
	4.95% June 1, 2014
250,000	Goldman Sachs Group Inc	254,676
	3.63% August 1, 2012
250,000	Goldman Sachs Group Inc	262,609
	5.13% January 15, 2015
250,000	Lehman Brothers Holdings Inc ‡ ^ §	49,375
	4.50% July 26, 2010
250,000	Morgan Stanley	264,896
	6.00% May 13, 2014
250,000	Nomura Holdings Inc	264,169
	5.00% March 4, 2015
215,000	Xstrata Finance Canada Ltd †	230,477
	5.80% November 15, 2016
		$1,597,260

Leisure & Entertainment --- 0.55%
250,000	Hasbro Inc	266,125
	6.13% May 15, 2014
		$266,125

Medical Products --- 1.14%
250,000	Beckman Coulter Inc	281,642
	6.00% June 1, 2015
250,000	CareFusion Corp	270,104
	5.13% August 1, 2014
		$551,746

Office Equipment & Supplies --- 0.56%
250,000	Xerox Corp	270,592
	5.65% May 15, 2013
		$270,592

Oil & Gas --- 4.61%
250,000	ConocoPhillips	274,940
	4.75% February 1, 2014
250,000	Gulfstream Natural Gas System LLC †	278,252
	6.95% June 1, 2016
250,000	Hess Corp	286,215
	7.00% February 15, 2014
250,000	Husky Energy Inc	278,283
	5.90% June 15, 2014
223,300	Kern River Funding Corp †	231,692
	4.89% April 30, 2018
250,000	Marathon Oil Corp	281,492
	6.50% February 15, 2014
250,000	Smith International Inc	296,906
	8.63% March 15, 2014
250,000	Sunoco Logistics Partners Operations LP	293,707
	8.75% February 15, 2014
		$2,221,487

Other Asset-Backed --- 16.07%
1,000,000	ACE Securities Corp †	709,733
	Series 2007-D1 Class A2
	6.34% February 25, 2038
260,000	AESOP Funding II LLC †	269,386
	Series 2010-3A Class A
	4.64% May 20, 2016
1,000,000	AESOP Funding II LLC †	1,013,776
	Series 2010-2A Class A
	3.63% August 20, 2014
200,000	Chase Issuance Trust	216,700
	Series 2008-A4 Class A4
	4.65% March 15, 2015
500,000	CNH Equipment Trust	519,065
	Series 2009-C Class A4
	3.00% August 15, 2015
224,714	Equity One ABS Inc	221,199
	Series 2004-1 Class AF6
	4.21% April 25, 2034
1,298,354	GMAC Mortgage Corp Loan Trust ~	686,099
	Series 2007 Class A3
	6.19% December 25, 2037
500,000	Harley-Davidson Motorcycle Trust	529,914
	Series 2009-1 Class A4
	4.55% January 15, 2017
480,000	Hertz Vehicle Financing LLC †	519,394
	Series 2009-2A Class A2
	5.29% March 25, 2016
250,000	Honda Auto Receivables Owner Trust	260,364
	Series 2009-3 Class A4
	3.30% September 15, 2015
168,823	Household Home Equity Loan Trust	168,734
	Series 2006-3 Class A2F
	5.66% March 20, 2036
250,000	Household Home Equity Loan Trust	255,715
	Series 2006-4 Class A3F
	5.30% March 20, 2036
17,276	John Deere Owner Trust	17,488
	Series 2009-A Class A3
	2.59% October 15, 2013
250,000	John Deere Owner Trust	262,745
	Series 2009-A Class A
	3.96% May 15, 2016
186,467	Popular ABS Mortgage Pass-Through Trust *	183,687
	Series 2006-D Class A1
	0.41% November 25, 2046
364,665	Residential Funding Mortgage Securities II Inc *	347,968
	Series 2007-HSA3 Class AI3
	6.03% May 25, 2037
250,000	Residential Funding Mortgage Securities II Inc	226,579
	Series 2006-HI2 Class A3
	5.79% February 25, 2036
730,000	Residential Funding Mortgage Securities II Inc	586,053
	Series 2006-HI5 Class A3
	5.50% August 25, 2025
500,000	Wells Fargo Home Equity Trust *	496,980
	Series 2004-2 Class AI5
	4.89% May 25, 2034
250,000	World Omni Auto Receivables Trust	254,111
	Series 2010-A Class A4
	2.21% September 15, 2013
		$7,745,690

Personal Loans --- 2.67%
250,000	American Express Co	284,158
	7.25% May 20, 2014
250,000	American Express Credit Corp	283,051
	7.30% August 20, 2013
170,000	American Express Credit Corp	182,843
	5.30% December 2, 2015
250,000	American Honda Finance Corp †	284,547
	6.70% October 1, 2013
250,000	Toyota Motor Credit Corp	255,165
	3.20% June 17, 2015
		$1,289,764

Pollution Control --- 0.59%
250,000	Waste Management Inc	286,694
	6.38% March 11, 2015
		$286,694

Printing & Publishing --- 0.58%
250,000	Thomson Reuters Corp	279,485
	5.95% July 15, 2013
		$279,485

Railroads --- 0.60%
250,000	Burlington Northern Santa Fe LLC	291,360
	7.00% February 1, 2014
		$291,360

Real Estate --- 2.63%
250,000	Brandywine Operating Partnership LP	255,701
	5.40% November 1, 2014
250,000	Camden Property Trust	257,836
	5.00% June 15, 2015
250,000	Duke Realty LP	258,399
	5.40% August 15, 2014
217,000	Liberty Property LP	232,346
	6.38% August 15, 2012
250,000	Simon Property Group LP	263,705
	5.10% June 15, 2015
		$1,267,987

Retail --- 0.58%
261,038	CVS Caremark Corp †	277,353
	7.77% January 10, 2012
		$277,353

Specialized Services --- 0.86%
155,000	Equifax Inc	161,510
	4.45% December 1, 2014
250,000	Pearson Funding Two PLC †	252,663
	4.00% May 17, 2016
		$414,173

Telephone & Telecommunications --- 0.58%
250,000	Cellco Partnership	280,286
	5.55% February 1, 2014
		$280,286

Transportation --- 0.60%
250,000	Ryder System Inc	289,952
	7.20% September 1, 2015
		$289,952

Whole Loan --- 0.33%
22,740	Cendant Mortgage Corp	22,859
	Series 2003-9 Class 1A6
	5.25% November 25, 2033
143,094	Countrywide Home Loans *	135,165
	Series 2003-15 Class 1A1
	0.85% June 25, 2018
		$158,024

TOTAL BONDS --- 98.50%		$47,489,773
(Cost $46,398,688)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Joint Repurchase Agreements

1,250,000	Undivided interest of 2.87% in a repurchase agreement (Principal Amount/Value $43,640,000 with a maturity value of $43,640,036) with Credit Suisse, 0.03%, dated 6/30/10, to be repurchased at $1,250,001 on 7/01/10, collateralized by Freddie Mac, 4.00% - 6.00%, 1/01/19 - 3/01/40, with a value of $44,512,848.	1,250,000

TOTAL SHORT-TERM INVESTMENTS --- 2.59%		$1,250,000
(Cost $1,250,000)

OTHER ASSETS & LIABILITIES --- (1.09%)		$(527,351)

TOTAL NET ASSETS --- 100%		$48,212,422
(Cost $47,648,688)

Legend

*	Represents the current interest rate for variable rate security.
†	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
‡	Security in default at June 30, 2010.
^	Security in bankruptcy at June 30, 2010.
§	Non-income producing security
~	Illiquid security

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets.
See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Short Duration Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/09)	(06/30/10)	(12/31/09-06/30/10)

Actual	$1,000.00	$1,050.82	$3.05

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.82	$3.01

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 26, 2010 (the "Meeting"), approved the continuation of (i) with respect to each of the Fund's Portfolios, the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)
Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
Invesco Advisers, Inc.* (formerly known as Invesco Institutional (N.A.), Inc.)	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio
Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio
Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
*
At the close of business on December 31, 2009, Invesco Global Asset Management (N.A.), Inc., former Sub-Adviser to the Maxim Invesco ADR Portfolio, merged into Invesco Institutional (N.A.), Inc., which was renamed Invesco Advisers, Inc.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2010, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser's communications with the Board, as well as the adviser's responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Fund's "Index Portfolios" (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, and Maxim S&P 500 Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2009, calendar year returns for the five-year period ended December 31, 2009, and risk-adjusted performance measures.  In addition, except for the Index Portfolios and the Fund's "Asset Allocation Portfolios" (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundation Lifetime Portfolios, and Maxim SecureFoundation Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.

With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios' position in the Fund's overall Portfolio lineup. The Board noted that the Portfolios had performed significantly better than the median fund performance for funds within their Morningstar categories over the most recent calendar-year period, and concluded that, despite the Portfolios' underperformance over the long-term, there is a market for the Portfolios' shares.  With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio's previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio's previous Sub-Adviser in August 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio.  The Board also took into consideration its discussion with management regarding monitoring the Portfolio's performance, and concluded that the Portfolio's performance was being addressed.  As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios.  The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds.  Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios.  With respect to the Maxim Lifetime Asset Allocation Portfolios, the Board noted that these Portfolios had commenced operations on May 1, 2009, and concluded that, in light of the Portfolios' short track record, the Board was generally satisfied with the management of these Portfolios.  With regard to the Maxim SecureFoundation Lifetime Portfolios and Maxim SecureFoundation Balanced Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had only recently commenced operations.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, Maxim Global Bond Portfolio, and Maxim Putnam High Yield Bond Portfolio.  The Board further noted that the Portfolios' expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Bond Index Portfolio and Maxim S&P 500 Portfolio.  With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the generally result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher in comparison to the expense ratios of similar funds.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose.  The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.   Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments.  Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.
By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

By:	/s/ M.C. Maiers

M.C. Maiers
Chief Financial Officer, Treasurer & Investment Operations Compliance Officer
Date:	August 20, 2010